LEASE LIABILITIES - Disclosure of detail information about reconciliation movements of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balance, beginning of year	$ 2,292	$ 3,532
New leases	79	33
Interest expense	91	144
Interest paid	(91)	(144)
Payment of principal portion of lease liabilities	(1,231)	(1,293)
Effect of changes in foreign exchange rates	23	20
Balance, end of year	$ 1,163	$ 2,292